11 Contract assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	R$ 5,492,797	R$ 4,790,653	R$ 4,187,056
Current	285,682
Noncurrent	5,207,115
Restated [Member]
SummaryOfContractAssetsLineItems [Line Items]
Current		161,740		R$ 134,016
Noncurrent		4,628,913		4,053,040
Power distribution service concession [member]
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	1,114,961	844,284	640,500	640,500
Piped gas distribution service concession [member]
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	27,254	26,734	25,718	25,718
Power Transmission Concession [member]
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	R$ 4,350,582	R$ 3,919,635	R$ 3,520,838	R$ 3,520,838